Offerings - Offering: 1	Aug. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $1.50 par value per share
Amount Registered | shares	450,000
Proposed Maximum Offering Price per Unit	165.02
Maximum Aggregate Offering Price	$ 74,259,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,369.05
Offering Note	(1) The Form S-8 registration statement to which this Exhibit 107 is attached registers an additional 450,000 shares of common stock, par value $1.50 per share, of Standex International Corporation (the "Company") for offer and sale pursuant to the Company's 2018 Omnibus Incentive Plan (the "Plan"), together with additional shares of Common Stock which may become issuable under the Company's 2018 Omnibus Incentive Plan as the result of a stock split, stock dividend or similar transaction affecting the Common Stock, pursuant to Rule 426(a) and (b) under the Securities Act of 1933. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act of 1933, as amended. The offering price and registration fee are based on a price of $165.02 per share, which price is the average of the high and low prices for the common stock, as reported on the New York Stock Exchange on July 31, 2025, which date is within five business days prior to filing this Registration Statement.